Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 2,211,639	$ 2,049,093
Goodwill resulting from acquisitions	18,535	164,506
Other	(8,965)	(1,960)
Goodwill, Ending Balance	$ 2,221,209	$ 2,211,639